Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2015	2014
	U.S. Dollars
Liability in respect of litigation	14,600	-
Accrued employee compensation and related benefits	6,634	6,306
Commissions	2,876	2,048
Accrued expenses	2,446	2,146
Advances from customers and deferred revenues	1,961	1,416
Accrued warranty costs (2)	1,448	1,151
Government institutions	737	1,084
Current maturities of OCS liability (1)	10	228
Current maturities of contingent consideration (1)	-	1,900

	30,712	16,279

Changes In Product Warranty Obligation
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Beginning of year	1,151	1,304	1,150
New warranties	2,472	2,152	2,327
Reductions	(2,175)	(2,305)	(2,173)

Balance at end of year	1,448	1,151	1,304